Fair Value of Financial Instruments - Schedule of Derivative Financial Liabilities at Fair Value (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Derivative liabilities	$ 403,548	$ 399,160	$ 4,685,675
Fair Value, Inputs, Level 1 [Member]
Liabilities
Derivative liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities
Derivative liabilities	0	0	0
Fair Value, Inputs, Level 3 [Member]
Liabilities
Derivative liabilities	$ 403,548	$ 399,160	$ 4,685,675